RELATED PARTY TRANSACTIONS (Summary of Balances with Related Party) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts receivable - related parties	$ 536,358	$ 0
Customer deposits - related parties	3,358,897	4,800,384
Due to shareholder	0	1,695,259
Due to related parties	2,297,639	0
Dr. Liang Tang [Member]
Related Party Transaction [Line Items]
Due to shareholder	0	1,695,259
Shanghai Pujiang [Member]
Related Party Transaction [Line Items]
Accounts receivable - related parties	536,358	0
Customer deposits - related parties	0	2,604,604
Zhejiang Pujiang [Member]
Related Party Transaction [Line Items]
Customer deposits - related parties	3,358,897	2,195,780
Pujiang International [Member]
Related Party Transaction [Line Items]
Due to related parties	2,181,098	0
Top Innovation [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 116,541	$ 0